UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  JUNE 30, 2005
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.
                                  HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited)

     SHARES                                                         VALUE
     ------                                                         -----
COMMON STOCKS: 96.9%
AEROSPACE & DEFENSE: 0.6%
      20,000   Aviall, Inc.*<F1>                               $    631,800
                                                               ------------
AIRLINES: 2.9%
     225,000   AMR Corp.*<F1>                                     2,724,750
      40,000   Southwest Airlines Co.                               557,200
                                                               ------------
                                                                  3,281,950
APPAREL: 0.8%
      65,000   True Religion Apparel, Inc.*<F1>                     890,500
                                                               ------------
AUTOMOBILES: 1.2%
      10,000   Harley-Davidson, Inc.                                496,000
      12,500   Toyota Motor Corp. - ADR                             893,625
                                                               ------------
                                                                  1,389,625
                                                               ------------
BIOTECHNOLOGY: 0.2%
      15,000   Genitope Corp.*<F1>                                  192,600
                                                               ------------
BUSINESS SERVICES: 0.1%
      61,000   Pfsweb, Inc.*<F1>                                    126,880
                                                               ------------
CAPITAL MARKETS: 1.9%
     100,000   E*Trade Financial Corp.*<F1>                       1,399,000
       7,000   Legg Mason, Inc.                                     728,770
                                                               ------------
                                                                  2,127,770
                                                               ------------
COMMERCIAL SERVICES & SUPPLIES: 5.3%
      30,092   Corrections Corporation of America*<F1>            1,181,111
      65,000   The Geo Group, Inc.*<F1>                           1,628,250
       5,000   Monster Worldwide, Inc.*<F1>                         143,400
      67,000   Pre-Paid Legal Services, Inc.                      2,991,550
                                                               ------------
                                                                  5,944,311
                                                               ------------
COMMUNICATIONS EQUIPMENT: 1.4%
     176,700   EFJ, Inc.*<F1>                                     1,192,725
      35,000   Napco Security Systems, Inc.*<F1>                    355,250
                                                               ------------
                                                                  1,547,975
                                                               ------------
COMPUTERS & PERIPHERALS: 1.0%
      24,000   Apple Computer, Inc.*<F1>                            883,440
      20,000   EMC Corp.*<F1>                                       274,200
                                                               ------------
                                                                  1,157,640
                                                               ------------
CONSTRUCTION MATERIALS: 3.8%
      18,000   Eagle Materials, Inc.                              1,666,620
      15,000   Texas Industries, Inc.                               843,450
      27,500   Vulcan Materials Co.                               1,787,225
                                                               ------------
                                                                  4,297,295
                                                               ------------
DIVERSIFIED FINANCIAL SERVICES: 2.6%
      10,000   Chicago Mercantile Exchange Holdings, Inc.         2,955,000
                                                               ------------
ELECTRIC UTILITIES: 1.2%
      20,000   El Paso Electric Co.*<F1>                            409,000
      10,000   Exelon Corp.                                         513,300
      20,000   Xcel Energy, Inc.                                    390,400
                                                               ------------
                                                                  1,312,700
                                                               ------------
ELECTRICAL EQUIPMENT: 0.5%
      50,000   Encore Wire Corp.*<F1>                               579,500
                                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.2%
      10,000   Lowrance Electronics, Inc.                           210,200
                                                               ------------
ENERGY EQUIPMENT & SERVICES: 1.5%
      35,000   Halliburton Co.                                    1,673,700
                                                               ------------
FOOD & STAPLES RETAILING: 3.5%
      50,000   Costco Wholesale Corp.                             2,241,000
      35,000   Wal-Mart Stores, Inc.                              1,687,000
                                                               ------------
                                                                  3,928,000
                                                               ------------
FOOD PRODUCTS: 5.3%
     181,087   Rocky Mountain Chocolate Factory, Inc.             3,983,914
      30,609   Tootsie Roll Industries, Inc.                        895,313
      15,000   Wm. Wrigley Jr. Co.                                1,032,600
                                                               ------------
                                                                  5,911,827
                                                               ------------
HEALTH CARE PROVIDERS & SERVICES: 1.3%
      33,398   Horizon Health Corp.*<F1>                            781,179
      80,000   Service Corporation International                    641,600
                                                               ------------
                                                                  1,422,779
                                                               ------------
HOTELS RESTAURANTS & LEISURE: 8.5%
      10,000   Gaylord Entertainment Co.*<F1>                       464,900
      15,000   International Speedway Corp. - Class A               843,900
     130,000   Krispy Kreme Doughnuts, Inc.*<F1>                    904,800
      60,000   La Quinta Corp.*<F1>                                 559,800
      40,000   Life Time Fitness, Inc.*<F1>                       1,312,400
     368,550   Luby's, Inc.*<F1>                                  4,404,173
      35,000   McDonald's Corp.                                     971,250
                                                               ------------
                                                                  9,461,223
                                                               ------------
HOUSEHOLD DURABLES: 5.0%
      52,000   Centex Corp.                                       3,674,840
      50,000   Helen of Troy, Ltd. *<F1>                          1,273,000
      30,000   Tempur-Pedic International, Inc.*<F1>                665,400
                                                               ------------
                                                                  5,613,240
                                                               ------------
HOUSEHOLD PRODUCTS: 1.2%
      25,000   Procter & Gamble Co.                               1,318,750
                                                               ------------
INDUSTRIAL CONGLOMERATES: 0.3%
      10,000   General Electric Co.                                 346,500
                                                               ------------
INSURANCE: 0.7%
      40,000   Direct General Corp.                                 744,400
                                                               ------------
MACHINERY: 2.3%
      65,000   Terex Corp.*<F1>                                   2,561,000
                                                               ------------
METALS & MINING: 5.8%
     150,000   Commercial Metals Co.                              3,573,000
      20,000   Mesabi Trust                                         277,800
      77,500   United States Steel Corp.                          2,663,675
                                                               ------------
                                                                  6,514,475
                                                               ------------
MULTILINE RETAIL: 1.4%
      16,000   Neiman Marcus Group, Inc. - Class A                1,550,720
                                                               ------------
MULTI-UTILITIES & UNREGULATED POWER: 0.9%
      30,000   ONEOK, Inc.                                          979,500
                                                               ------------
OIL & GAS: 7.3%
      70,000   Chesapeake Energy Corp.                            1,596,000
      30,000   Devon Energy Corp.                                 1,520,400
      62,000   Exxon Mobil Corp.                                  3,563,140
      20,000   Kerr-McGee Corp.                                   1,526,200
                                                               ------------
                                                                  8,205,740
                                                               ------------
PERSONAL PRODUCTS: 0.5%
     402,000   The Female Health Co.*<F1>                           582,900
                                                               ------------
PHARMACEUTICALS: 1.7%
      20,000   Johnson & Johnson                                  1,300,000
      20,000   Nastech Pharmaceutical Co., Inc.*<F1>                284,600
      10,000   Pfizer, Inc.                                         275,800
                                                               ------------
                                                                  1,860,400
                                                               ------------
PREFABRICATED WOOD BUILDINGS AND COMPONENTS: 0.9%
      55,200   Palm Harbor Homes, Inc.*<F1>                       1,039,416
                                                               ------------
REAL ESTATE: 2.4%
      15,000   Texas Pacific Land Trust                           2,655,000
                                                               ------------
ROAD & RAIL: 8.8%
     115,000   Burlington Northern Santa Fe Corp.                 5,414,200
     110,216   Frozen Food Express Industries, Inc.*<F1>          1,247,645
      62,000   Yellow Roadway Corp.*<F1>                          3,149,600
                                                               ------------
                                                                  9,811,445
                                                               ------------
SOFTWARE: 2.3%
     100,000   DocuCorp International, Inc.*<F1>                    735,000
     269,225   Intrusion, Inc.*<F1>                                 883,327
      70,000   Red Hat, Inc.*<F1>                                   917,000
                                                               ------------
                                                                  2,535,327
                                                               ------------
SPECIALTY RETAIL: 7.3%
      10,000   bebe Stores, Inc.                                    264,700
      20,000   GameStop Corp. - Class A*<F1>                        654,200
      40,000   Home Depot, Inc.                                   1,556,000
      70,000   Jos. A. Bank Clothiers, Inc.*<F1>                  3,031,000
      80,000   Tiffany & Co.                                      2,620,800
                                                               ------------
                                                                  8,126,700
                                                               ------------
SURGICAL AND MEDICAL INSTRUMENTS AND APPARATUS: 0.3%
       7,500   Foxhollow Technologies, Inc.*<F1>                    287,025
                                                               ------------
TEXTILES, APPAREL & LUXURY GOODS: 2.7%
     100,000   Candies, Inc.*<F1>                                   666,000
     116,100   Haggar Corp.                                       2,362,635
                                                               ------------
                                                                  3,028,635
                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES: 0.7%
      40,000   American Tower Corp. - Class A*<F1>                  840,800
                                                               ------------
YARN SPINNING MILLS: 0.6%
      36,800   Dixie Group, Inc.*<F1>                               648,048
                                                               ------------
TOTAL COMMON STOCKS                                             108,293,296
(Cost $86,584,722)                                             ------------

      CONTRACTS                                                     VALUE
      ---------                                                     -----
CALL OPTIONS PURCHASED: 1.5%
          50   Centex Corp.
                 Expiration: January, 2006,
                 Exercise Price: $40.00                             158,000
         100   FedEx Corp.
                 Expiration: July, 2005,
                 Exercise Price: $90.00                                 500
         200   General Motors Corp.
                 Expiration: January, 2006,
                 Exercise Price: $25.00                             184,000
         100   Harley-Davidson, Inc.
                 Expiration: January, 2006,
                 Exercise Price: $40.00                             109,000
         200   Kerr-McGee Corp.
                 Expiration: January, 2006,
                 Exercise Price: $60.00                             354,000
         200   Legg Mason, Inc.
                 Expiration: August, 2005,
                 Exercise Price: $70.00                             638,000
         100   PACCAR, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $60.00                             128,000
         150   Pfizer, Inc.
                 Expiration: January, 2006,
                 Exercise Price: $25.00                              54,000
         100   United States Steel Corp.
                 Expiration: July, 2005,
                 Exercise Price: $40.00                               1,000
         100   Wal-Mart Stores, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $40.00                             106,000
                                                               ------------
TOTAL CALL OPTIONS PURCHASED
(Cost $1,467,450)                                              $  1,732,500
                                                               ------------
    SHARES                                                         VALUE
    ------                                                         -----
SHORT-TERM INVESTMENT: 1.3%
   1,398,863   Federated Cash Trust Money Market               $  1,398,863
                                                               ------------
               (Cost $1,398,863)                                  1,398,863
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $89,451,035): 99.7%                                     111,424,659
Other Assets in Excess of Liabilities: 0.3%                         306,435
                                                               ------------
TOTAL NET ASSETS: 100.0%                                       $111,731,094
                                                               ------------
                                                               ------------
ADR-American Depository Receipt.
*<F1>     Non-Income Producing.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds' most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title)*<F2> /s/Robert M. Slotky
                                   -------------------
                                   Robert M. Slotky, President

     Date  August 22, 2005
           ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F2> /s/Robert M. Slotky
                                   -------------------
                                   Robert M. Slotky, President

     Date  August 22, 2005
           ---------------

     By (Signature and Title)*<F2> /s/Eric W. Falkeis
                                   ------------------
                                   Eric W. Falkeis, Treasurer

     Date  August 22, 2005
           ---------------

*<F2> Print the name and title of each signing officer under his or her signature.